Apr-19-07 02:34pm From-NEW YORK STOCK EXCHANGE [redacted] T-491 P.002/002 F-035

CERTNYS

NYSE Group

07051470

Antonio Alliberti
Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aaliberti@nyse.com

RECD S.E.C.
APR 19 2007
1086

1-32248

April 19, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
APR 25 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GRAMERCY CAPITAL CORP., 8.125% Series A Cumulative Redeemable Preferred Stock, par value $.001 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 19, 2007. Tentative listing date – April 23, 2007.

Sincerely,

Antonio Alliberti

END